Accounts Payable (Tables)	12 Months Ended
Sep. 30, 2017
Accounts Payable/Other Payables and Accruals [Abstract]
Schedule of accounts payable
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Payable to third-party suppliers	$917	$1,277
	$917	$1,277